Investees	12 Months Ended
Dec. 31, 2017
Investees [Abstract]
Investees
Note 12 -	Investees

A.	Material subsidiaries held directly and indirectly by the Company

1.	General

		Principal
		location of the
		company’s	Ownership
	activity		interest

B Communications (SP1) Ltd. and B Communications (SP2) Ltd. (1)		Israel		100%
Bezeq - The Israel Telecommunication Corp. Limited		Israel		26.34%

Subsidiaries of Bezeq - The Israel Telecommunication Corp. Limited
Pelephone Communications Ltd.		Israel		100%
Bezeq International Ltd.		Israel		100%
DBS		Israel		100%
Walla! Communications Ltd.		Israel		100%

(1)	Held by B Communications (SP1) Ltd.

2.	Details of Group entities

a.	B Communications (SP1) Ltd. and B Communications (SP2) Ltd.

B Communications (SP1) Ltd. (“SP1”), founded in 2010, is a wholly-owned subsidiary of the Company. SP1 is the sole shareholder of B Communications (SP2) Ltd. (“SP2”) which directly holds the Bezeq controlling interest.

b.	Bezeq - The Israel Telecommunications Corporation Ltd.

Bezeq is controlled by SP2 which holds 25.82% of Bezeq’s outstanding shares. An additional 0.52% of Bezeq outstanding shares are held by B Communications directly. Bezeq is the largest communications group in Israel.

c.	Pelephone Communications Ltd.

Pelephone Communications Ltd. (“Pelephone”) is a wholly-owned subsidiary of Bezeq. Pelephone provides cellular communication services and value-added services and markets terminal equipment.

d.	Bezeq International Ltd.

Bezeq International Ltd. (“Bezeq International”) is a wholly-owned subsidiary of Bezeq. Bezeq International provides internet access (ISP) services, international communications services and network end point (NEP) services.

e.	DBS Satellite Services (1998) Ltd.

DBS Satellite Services (1998) Ltd. (“DBS”) is a wholly-owned subsidiary of Bezeq. DBS provides multi-channel television services.

f.	Walla! Communications Ltd.

Walla! is wholly owned by Bezeq. Walla! provides internet, management and media services for a range of populations.

3.	Dividend paid by Bezeq to non-controlling interests during 2017 was in the amount of NIS 948 (in 2016: NIS 1,062).

4.	Bezeq’s Dividend Distribution Policy

On August 4, 2009, the Board of Directors of Bezeq approved a dividend distribution policy in which Bezeq will distribute a dividend to its shareholders amounting to 100% of the semi-annual profit (after tax) (profit for the period attributable to the shareholders of Bezeq), in accordance with the consolidated financial statements of Bezeq.

On March 6, 2018, the Board of Directors of Bezeq resolved to revise the dividend distribution policy, such that Bezeq will distribute a dividend to its shareholders, on a semi-annual basis, of 70% of the semi-annual net profit in accordance with the consolidated financial statements of Bezeq, as from the next distribution scheduled for May 2018. Application of the policy to distribute a dividend is subject to the provisions of the law, including the distribution criteria prescribed in the Companies Law, and the estimation of the Board of Directors of Bezeq regarding Bezeq’s ability to meet its existing and anticipated liabilities, taking into consideration the projected cash flow, Bezeq ’s requirements and liabilities, the cash balance, its plans and position and subject to the approval of the general meeting of Bezeq ’s shareholders regarding any specific distribution, as set out in the articles of association of Bezeq.

In accordance with the March 6, 2018 decision of Bezeq ’s Board of Directors, capital gains from the sale of the Sakia property (“the Profits of Sakia”) (See Note 21G), to the extent that they are recognized in 2018, will not be distributed in 2018 unless the entire consideration for the transaction is received in cash during 2018. Bezeq’s Board of Directors may decide to distribute a dividend for the Profits of Sakia at a later date in accordance with the circumstances and subject to the Law.

In accordance with Bezeq’s revised dividend distribution policy, on March 28, 2018, the Board of Directors of Bezeq resolved to recommend to the general meeting of Bezeq’s shareholders the distribution of a cash dividend to its shareholders in the amount of NIS 368. The dividend was approved by Bezeq’s shareholders on April 26, 2018 and was paid on May 10, 2018.

In 2016 and 2017, Bezeq declared and paid the following dividends in cash:

	2016	2017
	NIS	NIS
Distribution of a regular dividend (see section B4 above)
2017 (NIS 0.47 per share)	-	1,286
2016 (NIS 0.52 per share)	1,441	-

B.	Business combination with DBS Satellite Services (1998) Ltd

1.	As at March 25, 2015, Bezeq held 49.78% of the share capital of DBS and it held options to acquire 8.6% of DBS’s shares, which Bezeq was unable to exercise until that date. Eurocom DBS Ltd. held the balance of DBS shares. On March 25, 2015, Bezeq exercised the options for no consideration and on June 24, 2016, Bezeq completed a transaction (“the Acquisition Transaction”) for the acquisition of the entire holdings of Eurocom DBS in DBS, which at that date represented 50.22% of the issued share capital of DBS (41.62% fully diluted) and all the shareholder loans provided by Eurocom to DBS.

On completion of the Acquisition Transaction, DBS became a wholly owned subsidiary (100%) of Bezeq.

Bezeq consolidates the financial statements of DBS as from March 25, 2015. The statements of income for the first quarter of 2015 include the operating results of DBS based on the equity method.

Under the terms of the Acquisition Transaction, Bezeq paid cash consideration of NIS 680 and agreed to pay two additional contingent payments, as follows: one additional payment of up to NIS 200, which was to be paid in accordance with the amount of the carry-forward losses of DBS used for tax purposes (“the First Contingent Consideration”); and another additional payment of up to NIS 170, which was to be paid in accordance with the business results of DBS in the 2015-2017 period (“the Second Contingent Consideration”).

In September 2016, Bezeq paid Eurocom DBS NIS 188 (plus interest differences of NIS 10) for the First Contingent Consideration, under the Assessment Agreement and taxation decision of the Tax Authority as set out in Note 19. The consideration paid was for the agreement with the Tax Authority with respect to the losses of DBS as at December 31, 2013. Following the decision regarding the additional and final losses as at December 31, 2014, the additional amount due to Eurocom DBS was calculated and paid, and the unpaid amount will continue to bear interest in accordance with the acquisition agreement up to the payment date. As at December 31, 2017, the balance of the liability to Eurocom for the First Contingent Consideration is NIS 6.

The liability for the Second Contingent Consideration was adjusted as at December 31, 2016, and amounted to NIS 84. Bezeq updated the estimated Second Contingent Consideration in 2017 and as at December 31, 2017, the liability amounts to NIS 14.

On account of the Second Contingent Consideration, two payments of NIS 57 were paid in nominal terms, one in 2016 and the second in 2017.

As a result of the aforesaid, the advance payments received by Eurocom DBS from Bezeq as at December 31, 2017 amounted to NIS 94 (after offsetting a liability of NIS 6 for the first contingent consideration). In accordance with the agreement between the parties, if the final amount is less than the amount of advance payments, Eurocom DBS will return the difference to Bezeq immediately after the final settlement, which is expected to be shortly after the signing of Bezeq’s financial statements for 2017 (or on the merger date as described in section B.2 below, whichever is earlier). The repayment bears annual interest at a rate of 4%. As at December 31, 2017, interest of NIS 10 was accrued for the excess of the advance payments.

Bezeq estimated the fair value of the amount expected to be recovered from the excess of the advance payments, and taking into consideration the solvency of Eurocom DBS, the value of the debt was estimated at NIS 43 as at December 31, 2017.

The revised fair value of the excess of the advance payments and the second contingent liability in the amount of NIS 14 in 2017 was recognized as a decrease in financing expenses in the statement of income.

2.	Following the announcement of the Director of the Ministry of Communications on December 21, 2016, regarding “Cancellation of the structural separation obligation in Bezeq Group”, on December 25, 2016, Bezeq and DBS signed a merger agreement (“the Merger Agreement”), which, subject to the preconditions set out in the agreement, at the completion date of the merger, and effective retroactively from the effective date for the merger (December 31, 2016), all activities of DBS will be merged with and into Bezeq, for no consideration, in accordance with the provisions of section 323 of the Companies Law and the provisions of section 103B and section 103C of the Income Tax Ordinance (as described in Note 19), DBS will cease to exist as a separate legal entity, will be wound up without liquidation and the Registrar of Companies will delete it from the Register. Completion of the merger is subject to the fulfillment of the preconditions in the merger agreement. As of the approval date of the financial statements, the preconditions had not been fulfilled. Bezeq continues to advance the merger with DBS.

Following the conversion of the shareholders loans and capital investment in 2016, the equity of DBS as at December 31, 2017 and December 31, 2016 amounted to NIS 348 and NIS 592, respectively. As at December 31, 2017, its working capital deficit amounted to NIS 535. The management of DBS believes that the financial resources at its disposal, which include the deficit in working capital, repayment of loans from Bezeq, and the conversion of DBS debentures to capital by Bezeq (as set out in Note 13) will be sufficient for the operations of DBS for the coming year.

C.	Non-controlling interests in subsidiaries

The table hereunder presents summary information of the Group’s subsidiaries including fair value adjustments that were made on the date of acquisition, other than goodwill, in which there are non-controlling interests that are material to the Group.

 to non-  2,346
	December 31,							Year ended December 31,
Cash flow
																Total					from
	Rate of														comprehensive					financing
	ownership													Profit		Income					activities		Total
	interests						Carrying							(loss)		(loss)		Cash		Cash	without	Dividend	increase
	held by						amount of							attributable		attributable		flow		flow	dividend to	paid to	(decrease)
	non-		Non-		Non-		non-					Other	Total		to non-		from		from	non-	non-	in cash
	controlling	Current	current	Current	current	Total net	controlling					comprehensive	comprehensive	controlling		controlling		operating		investing	controlling	controlling	and cash
	interests	assets	assets	liabilities	liabilities	assets	interests	Revenues		Profit		income	income	interests		interests		activities		activities	interests	interests	equivalents
	%	NIS
2017

Bezeq Group	73.66	4,823	12,367	3,857	10,848	2,485	1,840		9,789		858	(8)	850	663		657		3,525		(1,148)	104	(948)	1,533

2016

Bezeq Group	73.66	3,559	13,083	3,966	10,270	2,406	2,131		10,084		989	(15)	974	724		713		3,526		(1,567)	(804)	(1,062)	93

2015

Bezeq Group	69.44	3,771	14,426	4,905	10,041	3,251		9,985		1,336		7	1,343	926		931		3,740		283	(2,896)	(1,232)	(105)

D.	Increasing Competition and Reducing Concentration, 2013 law

In December 2013, the Knesset passed the Israeli Law for Increasing Competition and Reducing Concentration, 2013 (“Concentration Law”), which: (i) imposes limitations on the control over companies with publicly held debt or equity securities through a pyramidal ownership structure by imposing a limitation on the number of public companies (tiers) in such pyramidal structure; (ii) authorizes financial regulators to set forth limitations on the amount of credit that financial institutions are permitted to provide to a corporation or a group of companies under the control of the same controlling shareholder; (iii) imposes limitations on the holdings by a significant non-finance company in a significant finance company or the holdings of both kinds of companies under common control; and (iv) requires governmental authorities responsible for the award of rights in public assets (including in the communications field) in certain cases to consider control concentration factors and industry-specific competitive factors.

Internet Gold is deemed to be a “first tier” company, the Company is deemed to be a “second tier” company and Bezeq is deemed to be a “third-tier” company under the Concentration Law. Accordingly, if either Internet Gold or the Company are unable to redeem any of their publicly held debt and delist their ordinary shares from the TASE (which would require 90-days’ prior notice to the TASE) or go private prior to December 10, 2019, the Company will not be permitted to control Bezeq after such date and its holdings in Bezeq may be transferred to a trustee for the purpose of selling such holdings.

The Concentration Law sets forth certain mechanisms intended to enable a tier company, which is subject to the prohibition of controlling another tier company, to make various arrangements for the repurchase of its publicly-held shares and the early redemption of publicly-held debt in order to comply with the provisions of the law. These mechanisms enable the repurchase of publicly-held shares and the early redemption of publicly-held debt securities under a Court-approved scheme of arrangement pursuant to the Israeli Companies Law, at fair value and in accordance with the conditions prescribed by the Concentration Law, while providing certain relief from shareholders or debenture holder majority requirements for the approval of the arrangement. Furthermore, if a trustee is appointed, he may seek a district court to order the cancellation of distributions made by Bezeq prior to his appointment if they are deemed not be in Bezeq’s interest. In addition, beginning six months after the publication of the Concentration Law and during a six years transition period, the board of directors of a company that is a “third-tier” company (such as Bezeq) must be comprised of a majority of “independent directors,” within the meaning of the Israeli Companies Law, and the number of “external directors” pursuant to the Israeli Companies Law shall be at least half the number of the company’s directors less one (rounded upwards) but not less than two. The election of such external directors will be by a majority vote of the shareholders and the controlling shareholder’s vote will not be counted for such purpose. The Israeli Minister of Justice is authorized to enact regulations setting forth a lower number of required external directors, provided that such number will not be lower than one-third of the board members.

The Company estimates that the application of the Concentration Law will not affect its controlling shareholder’s voting position in Bezeq.

Internet Gold is currently examining several alternatives for the implementation of the Concentration Law, including, but not limited to, the possibility of raising private debt that will be substituted for the debentures issued to the public, while delisting its shares from the TASE; merger between Internet Gold and our company; etc. There is no certainty that any of the alternatives will be implemented. There is also a possibility of changing the nature and location of the listing of our or Internet Gold’s securities from the United States to elsewhere.

E.	The Company’s control over Bezeq

The Company has control over Bezeq based on the facts that it holds significantly more voting rights than any other shareholder. Bezeq’s other shareholders are widely dispersed and are not allowed to increase their holdings above 5% without regulatory approval, appoint a director or the chief executive officer of Bezeq nor have any influence on Bezeq’s day-to-day operational decision-making policies. In addition, the Israeli law and regulations were formulated in order to ensure that no individual or entity will interfere with the control of Bezeq by the holder of the Control Permit. These regulations enable the Company to nominate the majority of the board of directors of Bezeq.